Pioneer Global Sustainable Equity Fund
Schedule of Investments  |  November 30, 2023

A: GLOSX	C: GCSLX	K: PGEKX	R: PRGEX	Y: PGSYX

Schedule of Investments  |  11/30/23
(unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 100.1%
	Common Stocks — 96.9% of Net Assets
	Aerospace & Defense — 1.4%
234,547	Hensoldt AG	$ 6,161,015
	Total Aerospace & Defense	$6,161,015

	Air Freight & Logistics — 0.9%
25,560	United Parcel Service, Inc., Class B	$ 3,875,152
	Total Air Freight & Logistics	$3,875,152

	Automobile Components — 0.8%
78,400	Bridgestone Corp.	$ 3,230,544
	Total Automobile Components	$3,230,544

	Automobiles — 1.3%
319,800	Subaru Corp.	$ 5,671,062
	Total Automobiles	$5,671,062

	Banks — 11.9%
759,517	ABN AMRO Bank NV (C.V.A.) (144A)	$ 10,201,859
398,612	FinecoBank Banca Fineco S.p.A.	5,371,633
690,324	Grupo Financiero Banorte S.A.B de CV, Class O	6,419,336
119,655	Hana Financial Group, Inc.	3,866,678
341,554	KB Financial Group, Inc.	13,826,279
250,627	UniCredit S.p.A.	6,823,600
99,120	Wells Fargo & Co.	4,419,761
	Total Banks	$50,929,146

	Biotechnology — 0.4%
18,002(a)	BioNTech SE (A.D.R.)	$ 1,807,581
	Total Biotechnology	$1,807,581

	Broadline Retail — 6.3%
1,030,400(a)	Alibaba Group Holding, Ltd.	$ 9,608,113
90,521(a)	Amazon.com, Inc.	13,224,213
95,500	eBay, Inc.	3,916,455
	Total Broadline Retail	$26,748,781

	Capital Markets — 6.1%
95,275	Bank of New York Mellon Corp.	$ 4,603,688
99,223	Euronext NV (144A)	8,250,736
60,338	State Street Corp.	4,393,813
317,362	UBS Group AG	8,939,473
	Total Capital Markets	$26,187,710

1Pioneer Global Sustainable Equity Fund |  | 11/30/23

Shares		Value
	Communications Equipment — 2.0%
179,623	Cisco Systems, Inc.	$ 8,690,161
	Total Communications Equipment	$8,690,161

	Construction Materials — 3.3%
223,705	CRH Plc	$ 14,109,105
	Total Construction Materials	$14,109,105

	Consumer Staples Distribution & Retail — 2.3%
9,303(a)	Dino Polska S.A. (144A)	$ 1,038,094
26,745+#	Magnit PJSC	94,927
229,000	Seven & i Holdings Co., Ltd.	8,499,362
	Total Consumer Staples Distribution & Retail	$9,632,383

	Diversified Telecommunication Services — 2.1%
377,924	Deutsche Telekom AG	$ 9,042,999
	Total Diversified Telecommunication Services	$9,042,999

	Electrical Equipment — 4.1%
20,075	Eaton Corp. Plc	$ 4,570,877
41,808(a)	Generac Holdings, Inc.	4,894,463
592,500	Mitsubishi Electric Corp.	8,131,891
	Total Electrical Equipment	$17,597,231

	Entertainment — 1.2%
36,464	Electronic Arts, Inc.	$ 5,032,397
	Total Entertainment	$5,032,397

	Financial Services — 1.8%
131,029(a)	PayPal Holdings, Inc.	$ 7,548,581
	Total Financial Services	$7,548,581

	Food Products — 1.7%
242,948	Associated British Foods Plc	$ 7,299,603
	Total Food Products	$7,299,603

	Health Care Equipment & Supplies — 1.3%
67,528	Medtronic Plc	$ 5,352,944
	Total Health Care Equipment & Supplies	$5,352,944

	Health Care Providers & Services — 5.6%
159,686	Cardinal Health, Inc.	$ 17,099,177
25,299	Cigna Group	6,650,601
	Total Health Care Providers & Services	$23,749,778

Pioneer Global Sustainable Equity Fund |  | 11/30/232

Schedule of Investments  |  11/30/23
(unaudited) (continued)
Shares		Value
	Household Durables — 2.3%
412,730	Persimmon Plc	$ 6,540,979
38,000	Sony Group Corp.	3,275,065
	Total Household Durables	$9,816,044

	Household Products — 1.4%
87,025	Reckitt Benckiser Group Plc	$ 5,942,572
	Total Household Products	$5,942,572

	Insurance — 2.8%
63,539	Hartford Financial Services Group, Inc.	$ 4,966,208
98,035	Hiscox, Ltd.	1,260,558
23,134	Willis Towers Watson Plc	5,697,904
	Total Insurance	$11,924,670

	Interactive Media & Services — 4.2%
136,530(a)	Alphabet, Inc., Class A	$ 18,094,321
	Total Interactive Media & Services	$18,094,321

	IT Services — 4.9%
113,822	Cognizant Technology Solutions Corp., Class A	$ 8,010,792
82,309	International Business Machines Corp.	13,050,915
	Total IT Services	$21,061,707

	Metals & Mining — 3.7%
520,434	Barrick Gold Corp.	$ 9,154,434
178,724	Teck Resources, Ltd., Class B	6,728,959
	Total Metals & Mining	$15,883,393

	Oil, Gas & Consumable Fuels — 6.5%
196,297	Marathon Oil Corp.	$ 4,991,833
152,553	Occidental Petroleum Corp.	9,023,510
553,394+#	Rosneft Oil Co. PJSC	180,472
206,562	Shell Plc (A.D.R.)	13,591,779
	Total Oil, Gas & Consumable Fuels	$27,787,594

	Personal Care Products — 0.5%
15,480	Estee Lauder Cos., Inc., Class A	$ 1,976,641
	Total Personal Care Products	$1,976,641

	Pharmaceuticals — 6.4%
482,001	Pfizer, Inc.	$ 14,686,570
137,563	Sanofi S.A.	12,814,032
	Total Pharmaceuticals	$27,500,602

3Pioneer Global Sustainable Equity Fund |  | 11/30/23

Shares		Value
	Semiconductors & Semiconductor Equipment — 3.4%
115,119(a)	Advanced Micro Devices, Inc.	$ 13,947,818
5,327	Microchip Technology, Inc.	444,485
	Total Semiconductors & Semiconductor Equipment	$14,392,303

	Software — 1.3%
18,623	Oracle Corp.	$ 2,164,179
51,266(a)	Zoom Video Communications, Inc., Class A	3,477,373
	Total Software	$5,641,552

	Technology Hardware, Storage & Peripherals — 2.8%
1,524,000	Lenovo Group, Ltd.	$ 1,878,257
174,921(a)	Pure Storage, Inc., Class A	5,826,618
75,028	Samsung Electronics Co., Ltd.	4,225,560
	Total Technology Hardware, Storage & Peripherals	$11,930,435

	Trading Companies & Distributors — 2.2%
135,180(a)	AerCap Holdings NV	$ 9,221,979
	Total Trading Companies & Distributors	$9,221,979

	Total Common Stocks (Cost $370,222,750)	$413,839,986

	SHORT TERM INVESTMENTS — 3.2% of Net Assets
	Open-End Fund — 3.2%
13,563,186(b)	Dreyfus Government Cash Management, Institutional Shares, 5.24%	$ 13,563,186
		$13,563,186

	TOTAL SHORT TERM INVESTMENTS (Cost $13,563,186)	$13,563,186

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 100.1% (Cost $383,785,936)	$427,403,172
	OTHER ASSETS AND LIABILITIES — (0.1)%	$(357,941)
	net assets — 100.0%	$427,045,231

Pioneer Global Sustainable Equity Fund |  | 11/30/234

Schedule of Investments  |  11/30/23
(unaudited) (continued)
(A.D.R.)	American Depositary Receipts.
(C.V.A.)	Certificaaten van aandelen (Share Certificates).
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At November 30, 2023, the value of these securities amounted to $19,490,689, or 4.6% of net assets.
(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the 7-day yield at November 30, 2023.
+	Security is valued using significant unobservable inputs (Level 3).
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Magnit PJSC	7/23/2020	$1,857,587	$94,927
Rosneft Oil Co. PJSC	6/23/2021	4,456,752	180,472
Total Restricted Securities			$275,399
% of Net assets			0.1%
Distribution of investments by country of domicile (excluding short-term investments) as a percentage of total investments in securities, is as follows:
United States	45.8%
United Kingdom	9.4%
Japan	7.0%
Ireland	6.9%
South Korea	5.3%
Netherlands	4.5%
Germany	4.1%
Canada	3.8%
France	3.1%
Italy	2.9%
China	2.8%
Switzerland	2.2%
Mexico	1.6%
Other (individually less than 1%)	0.6%
100.0%
5Pioneer Global Sustainable Equity Fund |  | 11/30/23

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized (Depreciation)
USD	8,581,156	CNY	61,750,000	Goldman Sachs & Co.	2/21/24	$(148,291)
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS						$(148,291)
Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.
CNY	— China Yuan Renminbi
USD	— United States Dollar
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of November 30, 2023 in valuing the Fund's investments:
	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$—	$6,161,015	$—	$6,161,015
Automobile Components	—	3,230,544	—	3,230,544
Automobiles	—	5,671,062	—	5,671,062
Banks	10,839,097	40,090,049	—	50,929,146
Broadline Retail	17,140,668	9,608,113	—	26,748,781
Capital Markets	8,997,501	17,190,209	—	26,187,710
Construction Materials	—	14,109,105	—	14,109,105
Consumer Staples Distribution & Retail	—	9,537,456	94,927	9,632,383
Diversified Telecommunication Services	—	9,042,999	—	9,042,999
Electrical Equipment	9,465,340	8,131,891	—	17,597,231
Food Products	—	7,299,603	—	7,299,603
Household Durables	—	9,816,044	—	9,816,044
Household Products	—	5,942,572	—	5,942,572
Insurance	10,664,112	1,260,558	—	11,924,670
Oil, Gas & Consumable Fuels	27,607,122	—	180,472	27,787,594
Pharmaceuticals	14,686,570	12,814,032	—	27,500,602
Technology Hardware, Storage & Peripherals	5,826,618	6,103,817	—	11,930,435
Pioneer Global Sustainable Equity Fund |  | 11/30/236

Schedule of Investments  |  11/30/23
(unaudited) (continued)
	Level 1	Level 2	Level 3	Total
All Other Common Stocks	$142,328,490	$—	$—	$142,328,490
Open-End Fund	13,563,186	—	—	13,563,186
Total Investments in Securities	$261,118,704	$166,009,069	$275,399	$427,403,172
Other Financial Instruments
Net unrealized depreciation on forward foreign currency exchange contracts	$—	$(148,291)	$—	$(148,291)
Total Other Financial Instruments	$—	$(148,291)	$—	$(148,291)
During the period ended November 30, 2023, there were no significant transfers in or out of Level 3.
7Pioneer Global Sustainable Equity Fund |  | 11/30/23